INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 19:  INCOME TAXES

A.Tower Statutory Income Rates

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Law for the Encouragement of Capital Investment in Israel (“Investments Law”).

Tower, as an Israeli industrial company located in Migdal Ha’emek, may elect the Preferred Enterprise regime to apply to it under the Investment Law. The election is irrevocable.

Under the Preferred Enterprise regime, Tower’s entire preferred income is subject to the tax rate of 7.5%. Any portion of Tower’s Israeli taxable income that is not eligible for Preferred Enterprise benefits, if at all, shall be taxed at the regular corporate tax rate of 23%.

B.Income Tax Provision

The Company's provision for income taxes is affected by income taxes in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations, with the use of acceptable allocation methodologies based upon the Company’s organizational structure, operations and business mode of work, and result in applicable local taxable income attributable to those locations.

The Company’s income tax provision is consisted of the following for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Current tax expense:
Foreign	$13,504	$2,232	$1,013
Deferred tax expense (benefit):
Local	2,518	8,481	7,098
Foreign	(14,998)	(5,314)	(5,163)
Income tax expense:	$1,024	$5,399	$2,948
Details	2021	2020	2019
Profit (loss) before taxes:
Domestic	$166,273	$100,145	$103,432
Foreign	(11,174)	(11,457)	(12,411)
Total profit before taxes	$155,099	$88,688	$91,021

C.    Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*), as of December 31, 2021 and 2020:

Details	2021	2020
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$77,586	$72,658
Employees benefits and compensation	5,366	6,813
Accruals and reserves	7,863	3,312
Research and development	20,633	18,179
Others	3,737	3,453
	115,185	104,415
Valuation allowance, see Note 19F below	(11,644)	(10,745)
Deferred tax assets	$103,541	$93,670
Deferred tax liabilities - long-term:
Depreciation and amortization	$(72,678)	$(76,136)
Others	(1,114)	(1,018)
Deferred tax liabilities	$(73,792)	$(77,154)

Presented in long term deferred tax assets	$53,526	$57,802
Presented in long term deferred tax liabilities	$(23,777)	$(41,286)

(*) Deferred tax assets and liabilities relating to Tower for the years 2021 and 2020 are computed based on the Israeli Preferred Enterprise tax rate of 7.5%.

D.Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2021	$15,314
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(8,175)
Balance as of December 31, 2021	$7,763
Details	Unrecognized tax benefits
Balance as of January 1, 2020	$15,113
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(423)
Balance as of December 31, 2020	$15,314
Details	Unrecognized tax benefits
Balance as of January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance as of December 31, 2019	$15,113

E.Effective Income Tax

The reconciliation of the statutory tax rate to the effective tax rate for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Tax expense computed at statutory rates, see (*) below	$35,673	$20,398	$20,935
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(24,683)	(15,046)	(16,396)
Change in valuation allowance, see Note 19F below	899	3,479	1,432
Permanent differences and other, net	(10,865)	(3,432)	(3,023)
Income tax expense	$1,024	$5,399	$2,948

(*) The tax expense was computed based on regular Israeli corporate tax rate of 23%.

F.Net Operating Loss Carryforward

As of December 31, 2021, Tower had net operating loss carryforward for tax purposes of approximately $800,000 which may be carried forward indefinitely.

The future utilization of Tower US Holdings’ federal net operating loss carryforward to offset future federal taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future.

TSNB had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of TSNB. The second “change in ownership” event occurred in September 2008, upon Tower’s acquisition of TSNB. TSNB concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,000 in its tax return.

As of December 31, 2021, Tower US Holdings has federal net operating loss carryforward of approximately $83,000 of which approximately $66,000 does not expire and is subject to a taxable income limitation of 80%, and the remaining federal tax loss carryforward of $17,000 will begin to expire in 2022, unless previously utilized.

As of December 31, 2021, Tower US Holdings had California state net operating loss carryforward of approximately $11,000. The state tax loss carryforward will begin to expire in 2029, unless previously utilized.

Tower US Holdings recorded a valuation allowance against the deferred tax asset balances for its federal and state net operating loss carryforward.

As of December 31, 2021, and 2020, TPSCo had no net operating loss carryforward.

G.Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2016 are deemed final.

Tower US Holdings files a consolidated tax return including TSNB and TSSA. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

In general, Tower US Holdings is no longer subject to U.S. federal income tax examinations before 2018 and state and local income tax examinations before 2017. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

On March 27, 2020, the CARES Act was signed. The CARES Act provided numerous tax provisions and other stimulus measures, including but not limited to temporary changes regarding the prior and future utilization of net operating losses. Under the provisions of the CARES Act, Tower US Holdings received in 2020 a $2,100 income tax refund from carrying back federal net operating losses and a $1,100 refund of its minimum tax credits.

TPSCo possesses final tax assessments through the year 2020.